                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  September 30, 2004
                                                ------------------


Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Creedon Keller and Partners, Inc.
Address: 123 Second Street, Suite 120
         Sausalito, California  94965


Form 13F File Number: 28-07674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Cooney
Title:   Chief Compliance Officer
Phone:   415-332-0111

Signature, Place, and Date of Signing:

   /S/ BRIAN COONEY          SAUSALITO, CALIFORNIA          NOVEMBER 10, 2004
   ----------------          ---------------------          -----------------
      [Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              76
                                               -------------

Form 13F Information Table Value Total:           $3,186,824
                                               -------------
                                                (thousands)




List of Other Included Managers:

None

Creedon Keller & Partners, Inc.
PORTFOLIO APPRAISAL

30-Sep-04

                                                     Security                                              Market
Security                                             Type                            Cusip                 Value        Quantity
--------                                             ----                            -----                 -----        --------
CHESAPEAKE ENERGY 6% PFD REG                         CONVERTIBLE PREFERRED           165167701          $    5,216          63325
EXIDE WARRANTS                                       Rights                          302051123          $        -         181245
EXIDE TECHNOLOGIES                                   COMMON STOCK                    302051206          $        -         124198
Ford 6.5% 2032 preferred                             CONVERTIBLE PREFERRED           345395206          $  181,557         625000
GENERAL MOTORS DEB SR CV 33                          PREFERRED STOCK                 370442717          $   69,213        3450000
GENERAL MTRS CORP DEB SR CONV B                      CONVERTIBLE PREFERRED           370442733          $   69,781        2900000
NATIONAL AUSTRALIA BK CAP UTS                        COMMON STOCK                    632525309          $   99,325        2900000
REINSURANCE GROUP AMERICA INC. PFD TR INC EQ         PREFERRED STOCK                 759351307          $   32,294         559200
ADC TELECOM FLOAT 2013                               CONVERTIBLE BONDS               000886AB7          $   26,288       30000000
AMERICAN AIRLINES 4.25% 2023 R                       CONVERTIBLE BONDS               001765BA3          $    2,890        4250000
ADVANCED ENERGY 5% 2006                              CONVERTIBLE BONDS               007973AC4          $    9,875       10000000
AGILENT TECHNOLOGIES INC                             CONVERTIBLE BONDS               00846UAB7          $  128,731      127142000
ALKERMES 2.5% 2023 REG                               CONVERTIBLE BONDS               01642TAE8          $   11,235       10500000
ALLERGAN 0% 2022 REG                                 CONVERTIBLE BONDS               018490AE2          $   11,438       12500000
AMERICAN INTL GROUP 0% 2031 RE                       CONVERTIBLE BONDS               026874AP2          $   16,719       25000000
AMKOR TECHNOLOGY INC                                 CONVERTIBLE BONDS               031652AN0          $   31,608       35120000
AON CORP 3.5% 2012                                   CONVERTIBLE BONDS               037389AT0          $   55,843       39500000
APOGENT  2.25% 2021 REG                              CONVERTIBLE BONDS               03760AAL5          $   26,990       25037000
AVAYA 0% 2021                                        CORPORATE BONDS                 053499aa7          $   41,824       74353000
BISYS GROUP 4% 2006 REG                              CONVERTIBLE BONDS               055472AB0          $    9,900       10000000
BJ SERVICES .50% 2022 REG                            CONVERTIBLE BONDS               055482AF0          $   74,813       85500000
BRINKER INTL 0% 2021                                 CONVERTIBLE BONDS               109641AC4          $   49,826       77100000
CALPINE NOTE 4.000% 12/2                             CONVERTIBLE BONDS               131347BA3          $    7,215        7197000
CARNIVAL CORP 0% 2021 REG                            CONVERTIBLE BONDS               143658AS1          $   79,176       97000000
CELL THERAPEUTICS 5.75% 2008 R                       CONVERTIBLE BONDS               150934AD9          $    3,800        3979000
CENDANT CORP DBCV 3.875% 11/2                        CONVERTIBLE BONDS               151313AN3          $   70,446       69576000
CENTURYTEL 4.75% 2032                                CONVERTIBLE BONDS               156700AH9          $   25,003       22500000
CHARLES RIVER LABS 3.5% 2022 R                       CONVERTIBLE BONDS               159863AL3          $   42,831       35000000
COMPUTER ASSOCIATES 5% REGISTE                       CONVERTIBLE BONDS               204912AR0          $   38,072       32750000
COMPUTER NETWORK 3% 2007 REG                         CONVERTIBLE BONDS               204925AC5          $    4,031        5000000
CYPRESS SEMICONDUCTOR 1.25% 20                       CONVERTIBLE BONDS               232806AH2          $   57,975       60000000
CHEVRONTEXACO 4.9% 2008 REG                          CONVERTIBLE BONDS               25179MAA1          $   18,317       16757000
CHEVRONTEXACO 4.95% 2008 REG                         CONVERTIBLE BONDS               25179MAB9          $    7,799        7135000
DEVON ENERGY 0% 2020 REG                             CONVERTIBLE BONDS               25179MAD5          $   28,000       50000000
EMC CORP 4.5% 2007 REG                               CONVERTIBLE BONDS               268648AG7          $   26,935       25000000
ECHOSTAR COMMUNICATIONS NEW NOTE 5.75% 5/1           CONVERTIBLE BONDS               278762AG4          $   52,917       51753000
FAIRFAX FINANCIAL 5% 2023 REG                        CONVERTIBLE BONDS               303901AL6          $   15,132       15500000
GAP NOTE 5.750% 3/1                                  CONVERTIBLE BONDS               364760AJ7          $   93,782       76635000
GENERAL MILLS 0% 2022 REG                            CONVERTIBLE BONDS               370334AU8          $   21,075       30000000
GREY WOLF 3.75% 2023 REG                             CONVERTIBLE BONDS               397888AD0          $   25,313       25000000
HEALTH MANAGEMENT 0% 2022 REG                        CONVERTIBLE BONDS               421933AD4          $   13,144       15000000
INCO 3.5% 2052 REGISTERED                            CONVERTIBLE BONDS               453258AR6          $   68,823       42500000
INCYTE 3.5% 2011 REG                                 CONVERTIBLE BONDS               45337CAE2          $   10,713       10000000
INTL GAME TECH 0% 2033                               CONVERTIBLE BONDS               459902AL6          $   70,830       88955000
ISIS PHARMACEUTICALS 5.5% 2009                       CONVERTIBLE BONDS               464337AC8          $    9,545       11500000
JDS UNIPHASE 0% 2010 REG                             CONVERTIBLE BONDS               46612JAB7          $   60,900       60000000
KERR-MCGEE 5.25% 2005                                CONVERTIBLE BONDS               492386AP2          $   96,638       90000000
LNR PROPERTY 5.5% 2023 REG                           CONVERTIBLE BONDS               501940AF7          $   24,588       17500000
L-3 Comm 4% 9/15/11                                  CONVERTIBLE BONDS               502424AD6          $   75,250       60200000
LEAR CORP 0% 2022                                    CONVERTIBLE BONDS               521865AG0          $   22,725       45000000
LIBERTY MEDIA CORP DEB 3.500% 1/1                    CONVERTIBLE BONDS               530715AN1          $   54,086       58630000
TIME WARNER .75% 2023 REG                            CONVERTIBLE BONDS               530718AF2          $   27,000       25000000
LIGAND PHARMACEUTICALS 6% 2007                       CONVERTIBLE BONDS               53220KAB4          $   17,580       10000000
LUCENT TECHNOLOGIES 8% 2031                          CONVERTIBLE BONDS               549463AK3          $  103,476       95150000
MANPOWER 0% 2021                                     CONVERTIBLE BONDS               56418HAC4          $   63,441       97827000
MICRON TECH 2.5% 2010 REG                            CONVERTIBLE BONDS               595112AG8          $   19,120       15900000
ODYSSEY RE HOLDINGS 4.375% 202                       CONVERTIBLE BONDS               67612WAB4          $   19,658       17320000
OHIO CAS CORP NOTE 5.000% 3/1                        CONVERTIBLE BONDS               677240AC7          $   38,800       36304000
OMNICARE TR 1 PIERS                                  CONVERTIBLE PREFERRED           68214L201          $    6,016         125000
PMI GROUP 2.5% 2021                                  CONVERTIBLE BONDS               69344MAE1          $   77,251       69128000
PEP BOYS 4.25% 2007 REG                              CONVERTIBLE BONDS               713278AP4          $    2,114        2125000
PRIDE INTERNATIONAL 2.5% 2007                        CONVERTIBLE BONDS               74153QAB8          $   17,465       14000000
PROVIDIAN FINACIAL 4% 2008                           CONVERTIBLE BONDS               74406AAC6          $   37,657       28050000
QUANTUM 4.375 2010 REG                               CONVERTIBLE BONDS               747906AE5          $      556         625000
QUEST DIAGNOSTICS 1.75% 2021 R                       CONVERTIBLE BONDS               74834LAF7          $   50,580       48000000
RADIAN GROUP 2.25% 2022                              CONVERTIBLE BONDS               750236AF8          $   41,852       41335000
ROYAL CARIBBEAN CRUISES LTD                          CORPORATE BONDS                 780153ak8          $   63,750      120000000
SCIOS 5.5%                                           CONVERTIBLE BONDS               808905AB9          $    7,020        6000000
SEROLOGICALS CORP 4.75% 2033                         CONVERTIBLE BONDS               817523AA1          $   13,764        7700000
SKYWORKS SOLUTIONS 4.75% 2007                        CONVERTIBLE BONDS               83088MAB8          $   28,273       22350000
STARWOOD HOTELS 3.5% 2023 REG                        CONVERTIBLE BONDS               85590AAJ3          $   37,932       34800000
TYCO 2.75 2018 REG                                   CONVERTIBLE BONDS               902118BF4          $  141,454      100500000
TYCO INTERNATIONAL 3.125% 2023                       CONVERTIBLE BONDS               902118BG2          $  202,838      135000000
UNIVERSAL HEALTH .426% 2020                          CONVERTIBLE BONDS               913903AL4          $   17,922       30701000
WEATHERFORD INTL 0% 2020 REG                         CONVERTIBLE BONDS               947074AB6          $   30,578       47500000
WEBMD 3.25% 2007                                     CONVERTIBLE BONDS               94769MAC9          $   40,300       40000000

                                                                                                        $3,186,824